Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 790,934	$ 10,425	₨ 619,430	₨ 610,232
Other operating income/(loss), net	2,186	29	(81)	1,144
Unallocated	434		5,153	7,732
Segment result total	140,286	1,849	123,053	105,730
Finance expense	(5,325)	(70)	(5,088)	(7,328)
Finance and other income	16,257	214	20,912	24,081
Share of net profit/(loss) of associates accounted for using the equity method	57	1	130	29
Profit before tax	151,275	1,994	139,007	122,512
Income tax expense	(28,946)	(382)	(30,345)	(24,799)
Profit for the year	122,329	$ 1,612	108,662	97,713
Depreciation, amortization and impairment	30,911		27,656	20,862
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	781,824		605,815	593,798
Segment result	136,458		117,778	98,797
Unallocated	434		5,153	7,732
Segment result total	139,078		122,850	107,673
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenue	217,874		178,091	176,115
Segment result	42,820		33,040	27,289
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenue	239,404		179,821	181,481
Segment result	47,376		41,589	34,341
Information Technology Services [member] | Europe [member]
Disclosure of operating segments [line items]
Revenue	233,443		165,441	157,526
Segment result	35,739		31,673	27,617
Information Technology Services [member] | APMEA [member]
Disclosure of operating segments [line items]
Revenue	91,103		82,462	78,676
Segment result	10,523		11,476	9,550
Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	6,173		7,685	11,657
Segment result	115		45	(323)
Segment result total	115		45	(323)
India State Run Enterprise (ISRE) [member]
Disclosure of operating segments [line items]
Revenue	7,295		8,912	7,950
Segment result	1,173		1,061	(1,849)
Segment result total	1,173		1,061	(1,849)
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	795,289		622,425	613,401
Other operating income/(loss), net	2,186		(81)	1,144
Segment result	137,666		117,981	96,854
Operating Segments [member] | Information Technology Services [member]
Disclosure of operating segments [line items]
Other operating income/(loss), net	2,186		(81)	1,144
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Revenue	(3)		13	(4)
Segment result	(80)		(903)	229
Segment result total	₨ (80)		₨ (903)	₨ 229